MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2022
MINERAL PROPERTIES
MINERAL PROPERTIES

7. MINERAL PROPERTIES

As at December 31, 2022 and 2021, the Company had the following mineral properties:

	Springpole	Birch-Uchi (Note 7(a))	Cameron	Duparquet (Note 7(b))	Duquesne/ Pitt	Hope Brook (Note 7(c))	Pickle Crow (Note 7(d))	Others (1)	Total
Balance December 31, 2021	$104,065	$1,320	$32,329	$3,098	$7,244	$18,027	$-	$3,934	$170,017
Acquisition	1,566	674	-	30,489	-	-	-	-	32,729
Concessions, taxes and royalties	255	-	17	2	-	-	-	-	274
Salaries and share-based payments	3,406	652	94	276	5	-	-	-	4,433
Drilling, exploration, and technical consulting	7,400	788	83	142	-	-	-	-	8,413
Assaying, field supplies, and environmental	7,356	261	47	119	-	-	-	-	7,783
Travel and other expenses	1,781	176	11	11	-	-	-	-	1,979
Total Expenditures	$21,764	$2,551	$252	$31,039	$5	$-	$-	$-	$55,611
Environmental remediation	-	-	-	1,500	-	-	-	-	1,500
Option payments received	-	-	-	-	-	(2,175)	-	(110)	(2,285)
Currency translation adjustments	-	-	-	-	-	-	-	13	13
Disposal of properties	-	-	-	-	-	-	-	(3,709)	(3,709)
Balance December 31, 2022	$125,829	$3,871	$32,581	$35,637	$7,249	$15,852	$-	$128	$221,147

	Springpole	Birch-Uchi	Cameron	Duparquet (Note 7(b))	Duquesne/ Pitt	Hope Brook	Pickle Crow	Others (1)	Total
Balance December 31, 2020	$87,907	$-	$31,875	$2,670	$7,229	$20,612	$24,986	$4,150	$179,429
Acquisition	1,222	1,047	21	-	-	-	-	-	2,290
Concessions, taxes and royalties	684	-	32	-	3	20	-	-	739
Salaries and share-based payments	3,311	3	185	114	6	44	22	-	3,685
Drilling, exploration, and technical consulting	4,235	269	102	270	6	16	3,251	20	8,169
Assaying, field supplies, and environmental	5,194	1	80	38	-	3	-	(20)	5,296
Travel and other expenses	1,512	-	34	6	-	17	-	-	1,569
Total Expenditures	$16,158	$1,320	$454	$428	$15	$100	$3,273	$-	$21,748
Disposal, impairment, reclassification or option payments	-	-	-	-	-	(2,685)	(28,259)	(216)	(31,160)
Balance December 31, 2021	$104,065	$1,320	$32,329	$3,098	$7,244	$18,027	$-	$3,934	$170,017
(1)

Other mineral properties as at December 31, 2022 and December 31, 2021 include: A 1.5% NSR Royalty on the Goldlund Property under the terms of the Share Purchase Agreement for Tamaka Gold Corporation, which was sold during the year (Note 8(a)); and Turquoise Canyon property in Nevada (under option with Momentum Minerals Ltd. which was subsequently acquired by IM Exploration Inc. on July 6, 2021 and IM Exploration Inc. was renamed to Westward Gold Inc. on October 7, 2021).

The Company has various underlying agreements and commitments with respect to its mineral properties, which define annual or future payments in connection with royalty buy-backs or maintenance of property interests, the most significant of which are discussed below. During the year ended December 31, 2022, the Company issued an aggregate of 1,843,832 common shares pursuant to the terms of certain Birch-Uchi option and earn-in agreements.

a) Birch-Uchi Properties

i) Swain Post property option

On February 26, 2021, the Company entered into a three year earn-in agreement with Exiro Minerals Corp. (“Exiro”) pursuant to which First Mining may earn a 100% interest in Exiro’s Swain Post property (“Swain Post Property”) in northwestern Ontario by making total cash and share payments of $335,000 to Exiro during the term of the option, and by completing all assessment work requirements on the Swain Post Property during the three-year option term. As at December 31, 2022, the Company has issued 388,267 common shares and made payments of $50,000 in cash under the terms of the earn-in agreement.

ii) Swain Lake property option

On April 28, 2021, the Company entered into an earn-in agreement with Whitefish Exploration Inc. (“Whitefish”), which gives First Mining the option to earn up to a 100% interest in Whitefish’s Swain Lake project (“Swain Lake”) in northwestern Ontario in two stages over a period of five years. First Mining may earn a 70% interest in Swain Lake by making cash payments totaling $200,000 and share payments totaling $425,000, and by incurring at least $500,000 worth of expenditures on the Swain Lake Property during the first three years of the earn-in term. Upon completing the first stage of the earn-in, First Mining will hold a 70% interest in the Swain Lake Property and will have an additional period of two years within which to acquire the remaining 30% interest in the Swain Lake Property by paying $1,000,000 in cash and issuing $1,000,000 worth of First Mining common shares to Whitefish. As at December 31, 2022, the Company has issued 702,875 common shares and made payments of $100,000 in cash under the terms of the earn-in agreement.

iii) Vixen properties acquisition

On September 15, 2021, the Company entered into a three-year option agreement with ALX Resources Corp. (“ALX”) pursuant to which First Mining may earn up to a 100% interest in ALX’s Vixen North, Vixen South and Vixen West properties (the “Vixen Properties”) in northwestern Ontario in two stages over a period of five years. First Mining may earn a 70% interest in the Vixen Properties by making cash payments totalling $550,000 and share payments totalling $400,000 to ALX during the initial three-year option term, and by incurring at least $500,000 worth of expenditures on the property during the initial three-year option term. Upon completing the first stage of the earn-in, First Mining will hold a 70% interest in the Vixen Properties and will have an additional period of two years to acquire the remaining 30% interest in the Vixen Properties by paying $500,000 in cash and issuing $500,000 worth of First Mining shares to ALX. During the year ended December 31, 2022, the Company issued 444,887 common shares and made payments of $100,000 in cash under the terms of the earn-in agreement.

iv) Birch Lake properties acquisition

On October 11, 2021, the Company entered into an earn-in agreement with Pelangio Exploration Inc. (“Pelangio”) pursuant to which First Mining may earn up to an 80% interest in Pelangio’s Birch Lake properties (the “Birch Lake Properties”) in two stages over a period of six years. First Mining may earn a 51% interest in the Birch Lake Properties by making cash payments totaling $350,000 and issuing in aggregate 1,300,000 First Mining common shares and by incurring at least $1,750,000 worth of expenditures on the Birch Lake Properties during the first four years of the earn-in term. Upon completing the first stage of the earn-in, First Mining will hold a 51% interest in the Birch Lake Properties and will have an additional period of 2 years to acquire a further 29% interest in the Birch Lake Properties by paying $400,000 to Pelangio in cash or issuing First Mining common shares, at First Mining’s sole discretion, and by incurring an additional $1,750,000 worth of expenditures on the Birch Lake Properties. During the year ended December 31, 2022, the Company issued 250,000 common shares and made payments of $50,000 in cash under the terms of the earn-in agreement.

v) Stargazer properties acquisition

On October 29, 2021, the Company entered into a three year earn-in agreement with a private individual pursuant to which First Mining may earn a 100% interest in the Stargazer concession and other properties (“Stargazer Properties”) in northwestern Ontario by making cash and share payments of $250,000 to the private individual during the term of the option, and by incurring at least $350,000 worth of expenditures on the Stargazer Properties during the three-year option term. During the year ended December 31, 2022, the Company issued 57,803 common shares and made payments of $12,000 in cash under the terms of the earn-in agreement.

b) Duparquet Project

During the year ended December 31, 2022, the Company issued 71,532,516 common shares in connection with the Duparquet property acquisition. The interests in Duparquet were previously recorded as mineral property investments. Due to the acquisition the interest was transfered into mineral properties. The Duparquet acquisition costs recorded in Mineral Properties are broken down as follows:

December 31, 2022
Mineral Properties – Central Duparquet	$67
Investment in Beattie Gold Mines – Initial Recognition on Feb 7, 2022	5,544
Equity Loss	(1)
Mineral Property Investments in 269 Canada and 258 Manitoba	4,281
Fair value loss – FVTOCI	(3,537)
Mineral Properties – Initial Recognition on September 15, 2022	24,135
Total acquisition costs recorded in Mineral Properties	$30,489

c) Hope Brook Project

On June 8, 2021, the Company announced it had closed a definitive earn-in agreement with Big Ridge Gold Corp. “Big Ridge” (the “Big Ridge Transaction”) whereby Big Ridge could earn up to an 80% interest in First Mining’s Hope Brook Gold Project located in Newfoundland, Canada. Pursuant to the definitive earn-in agreement, Big Ridge has the right to earn an 80% interest in the Hope Brook Project through a two-stage earn-in over five years by incurring a total of $20,000,000 in qualifying expenditures, issuing up to 36.5 million shares of Big Ridge to First Mining and making a future cash payment to First Mining. Upon completion of the earning in, First Mining will retain a 20% interest in the Hope Brook Project and a 1.5% net smelter returns royalty on the Hope Brook Project, of which 0.5% can be bought back by Big Ridge for $2,000,000. In accordance with the agreement, upon closing First Mining nominated one member to the Board of Directors of Big Ridge and received $500,000 and 11,500,000 shares of Big Ridge which have been credited against the Hope Brook project mineral property balance.

On September 13, 2022, Big Ridge completed Stage 1 of the earn-in requirements necessary to satisfy the earn-in threshold set out in the earn-in agreement. The Company received 15.0 million common shares of Big Ridge and the Company’s interest in the project decreased to 49%. See Note 10 below for further details of the equity accounted investment in Big Ridge.

d) Pickle Crow Project

On March 12, 2020, the Company and Auteco Minerals Ltd. (“Auteco”) executed a definitive earn-in agreement (the “Auteco Earn-In Agreement”) whereby Auteco may earn up to an 80% interest in PC Gold Inc., a then wholly-owned subsidiary of First Mining which owns the Pickle Crow Project. Pursuant to the Auteco Earn-In Agreement, the earn-in is comprised of two stages. On June 9, 2021, the Company announced completion of the stage 1 earn-in and accordingly Auteco obtained a 51% ownership of PC Gold Inc. First Mining received the scheduled 100,000,000 Auteco shares and the parties executed the joint venture shareholders agreement.

Following the completion of the Stage 1 earn-in by Auteco, First Mining’s percentage ownership of its former subsidiary, PC Gold Inc., was reduced from 100% to 49%, which led to a loss of control and the resulting deconsolidation of PC Gold Inc. from First Mining’s financial statements. Following completion of the Stage 2 earn-in in Q3 2021 the Company delivered the additional 19% interest in PC Gold Inc. to Auteco from the Option – PC Gold balance which represented the fair value loss on the reduced 30% PC Gold ownership. A corresponding reduction in the equity accounted investment in PC Gold Inc. was also recorded as a result of this dilution. The $5,216,000 (December 31, 2021 - $4,347,000) liability balance as at December 31, 2022 represents the additional net dilution which would result from Auteco completing its additional 10% equity interest. Following receipt of $3,000,000 under this option First Mining’s ownership would reduce to 20%.

The Auteco Earn-In Agreement requires First Mining to contribute its pro-rata share of environmental reclamation funding, which was 30% as at December 31, 2022 following completion of the Stage 2 earn-in. Accordingly, the Company has recorded a provision of $1,172,000 as at December 31, 2022 (December 31, 2021 - $990,000).